Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) - USD ($)		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Variable Interest Entity [Line Items]
Loans, net of unearned income		$ 16,230,166,000		$ 15,389,074,000		$ 16,708,582,000
Term borrowings		1,880,105,000		1,739,859,000
Trading securities		1,194,391,000		801,718,000
Total MSR recognized by FHN		2,517,000		72,793,000		$ 114,311,000
Custodial balances		5,195,656,000		4,637,839,000
Securities available for sale		3,556,613,000	[1]	3,398,457,000	[2]
Parent Company [Member]
Variable Interest Entity [Line Items]
Term borrowings		720,832,000		708,598,000
Securities available for sale		2,634,000		1,643,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		61,259,000	[3],[4]	65,838,000	[5],[6]
Maximum loss exposure, contractual funding commitments		4,700,000		7,000,000
Liability Recognized		4,678,000	[3],[4]	7,034,000	[5],[6]
Low Income Housing Partnerships [Member] | Other Assets Member
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments		56,600,000		58,800,000
New Market Tax Credit Llcs [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		21,648,000	[3],[7]	22,774,000	[5],[8]
Liability Recognized		0	[3],[7]	0	[5],[8]
New Market Tax Credit Llcs [Member] | Current Investment Funded By Borrowings [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments		18,000,000		18,000,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		364,882,000	[9]	402,307,000	[10]
Liability Recognized		0	[9]	0	[10]
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		51,613,000	[11]	53,951,000	[12]
Liability Recognized		62,561,000	[11]	60,222,000	[12]
Loans, net of unearned income		112,500,000		112,500,000
Term borrowings		62,600,000		60,200,000
Trading securities		1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member]
Variable Interest Entity [Line Items]
Liability Recognized		206,186,000	[13]	206,186,000	[14]
Proprietary Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		25,904,000	[15]	339,493,000	[16]
Liability Recognized		0	[15]	0	[16]
Proprietary Agency Residential Mortgage Securitizations [Member] | Other Assets Member
Variable Interest Entity [Line Items]
Aggregate servicing advances		19,600,000		261,800,000
On Balance Sheet Consumer Loan Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	[17]			22,965,000
Liability Recognized	[17]			221,193,000
Loans, net of unearned income				244,200,000
Term borrowings				221,200,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		3,881,505,000	[9],[18]	3,401,539,000	[10],[19]
Liability Recognized		0	[9],[18]	0	[10],[19]
Trading securities		519,100,000		286,900,000
Securities available for sale		3,400,000,000		3,100,000,000
Short Positions In Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Liability Recognized	[14]			854,000
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		47,258,000	[20],[21]	62,207,000	[22],[23]
Maximum loss exposure, contractual funding commitments		3,200,000		2,300,000
Liability Recognized		0	[20],[21]	0	[22],[23]
Loans, net of unearned income		44,000,000		59,900,000
Managed Discretionary Trusts [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	[14]			0
Liability Recognized	[14]			0
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities		5,600,000		7,200,000
Total MSR recognized by FHN		600,000		70,100,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Total MSR recognized by FHN		$ 100,000		$ 400,000

[1]	Includes $ 3.3 b illion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	A lia bi lity is not recognized as investments are written down over the life of the related tax credit.
[4]	Maximum loss exposure represents $ 56 . 6 million of current investments and $ 4 . 7 million of contractual funding commitments.
[5]	A liabi lity is not recognized as investments are written down over the life of the related tax credit.
[6]	Maximum loss exposure represents $ 58.8 million of current investments and $ 7.0 million of contractual funding commitments.
[7]	Maximum loss exposure represents current investment balance. Of the initial investment, $ 1 8 . 0 million was funded through loans from community development enterp rises.
[8]	Maximum loss exposure represents current investment balance. Of the initial investment, $ 18.0 million was funded through loans from community development enterp rises.
[9]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[10]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[11]	Includes $ 112.5 million classified as Loans, net of unearned income, and $ 1.7 million classified as Trading securities which are offset by $ 62.6 million classified as Term borrowings.
[12]	Includes $ 112.5 million classified as Loans, net of unearned income, and $ 1.7 million classified as Trading securities which are offset by $ 60 . 2 million classified as Term borrowings.
[13]	No exposure to loss due to the nature of FHN’s involvement.
[14]	No exposure to loss due to the nature of FHN’s involveme nt.
[15]	Includes $ . 6 million and $ . 1 million classified as MSR related to proprietary and agency residential mortgage s ecuritizations, respectively, and $ 5 . 6 million classified as Trading securities related to proprietary residential mortgage securitizations. Aggregate servicing advances of $ 19 . 6 million are classified as Other assets.
[16]	Includes $ 70.1 million and $ . 4 million classified as MSR related to proprietary and agency residential mortgage securitizations, respectively, and $ 7 . 2 million classified as Trading securities related to proprietary and agency residential mortga ge securitizations . Aggregate servicing advances of $ 261 . 8 million are classified as Other assets.
[17]	Includes $ 244.2 million classified as Loans, net of unearned income which are offset by $ 221.2 million classified as Term borrowings.
[18]	Includes $ 519.1 million classified as Trading securities and $ 3 . 4 billion cla ssified as Securities available-for- sale.
[19]	Includes $ 286 . 9 million classified as Trading securities and $ 3 . 1 billion cla ssified as Securities available-for- sale.
[20]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations .
[21]	Maximum loss exposure represents $ 44 . 0 million of current receivables and $ 3 . 2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[22]	A liability is not recognized as the loans are the only variable interes ts held in the troubled commercial borrowers’ operations.
[23]	Maximum loss exposure represents $ 59 . 9 million of current receivables and $ 2 . 3 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.